Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Securities at fair value through other comprehensive income
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	₩ 37,677,645	₩ 36,657,807
Transfer to 12 months expected credit loss	0
Transfer to other type of measurement, carrying value	0	0
Purchase	46,908,632	27,037,290
Disposal	(16,119,228)	(7,201,030)
Repayment	(21,129,182)	(19,338,938)
Others	282,435	522,516
Business combination (Note 50)	10,952,792
Ending balance	58,573,094	37,677,645
Securities at fair value through other comprehensive income | 12-month expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	37,571,814	36,641,928
Transfer to 12 months expected credit loss	34,555
Transfer to other type of measurement, carrying value	(64,928)	(26,187)
Purchase	46,847,222	26,938,512
Disposal	(16,109,006)	(7,182,343)
Repayment	(21,129,182)	(19,338,938)
Others	230,733	538,842
Business combination (Note 50)	10,952,792
Ending balance	58,334,000	37,571,814
Securities at fair value through other comprehensive income | Lifetime expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	105,831	15,879
Transfer to 12 months expected credit loss	(34,555)
Transfer to other type of measurement, carrying value	64,928	26,187
Purchase	61,410	98,778
Disposal	(10,222)	(18,687)
Repayment	0	0
Others	51,702	(16,326)
Business combination (Note 50)	0
Ending balance	239,094	105,831
Securities at amortized cost
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	28,487,396	24,424,867
Transfer to 12 months expected credit loss	0
Transfer to other type of measurement, carrying value	0	0
Purchase	12,209,898	5,836,342
Disposal	0	0
Repayment	(6,722,560)	(1,607,470)
Others	343,102	(166,343)
Business combination (Note 50)	11,273,999
Ending balance	45,591,835	28,487,396
Securities at amortized cost | 12-month expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	28,464,921	24,403,423
Transfer to 12 months expected credit loss	20,198
Transfer to other type of measurement, carrying value	0	0
Purchase	12,209,898	5,836,342
Disposal	0	0
Repayment	(6,722,560)	(1,607,467)
Others	322,107	(167,377)
Business combination (Note 50)	11,273,999
Ending balance	45,568,563	28,464,921
Securities at amortized cost | Lifetime expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	22,475	21,444
Transfer to 12 months expected credit loss	(20,198)
Transfer to other type of measurement, carrying value	0	0
Purchase	0	0
Disposal	0	0
Repayment	0	(3)
Others	20,995	1,034
Business combination (Note 50)	0
Ending balance	₩ 23,272	₩ 22,475